CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net revenues	¥ 1,170,858	$ 160,407	¥ 1,375,192	¥ 1,399,844
Cost of revenues	(747,156)	(102,360)	(750,840)	(728,416)
Gross profit	423,702	58,047	624,352	671,428
Selling and marketing expenses	(221,829)	(30,390)	(268,399)	(280,093)
General and administrative expenses	(689,144)	(94,412)	(330,848)	(397,440)
Research and development expenses	(19,101)	(2,617)	(11,654)	(20,248)
Operating (loss) income	(506,372)	(69,372)	13,451	(26,353)
Interest income (expense)	(78)	(11)	1,089	1,962
Other income, net	2,847	390	723	8,150
Foreign currency exchange loss, net	(334)	(46)	(901)	(325)
(Loss) income before income taxes	(503,937)	(69,039)	14,362	(16,566)
Income tax benefit (expense)	(31,492)	(4,314)	7,972	14,504
Net (loss) income from continuing operations	(535,429)	(73,353)	22,334	(2,062)
Income (loss) before income taxes from discontinued operation	(49,306)	(6,755)	(5,431)	122,633
Income tax expense	(2,367)	(324)	(6,549)	(35,338)
Net income (loss) from discontinued operation	(51,673)	(7,079)	(11,980)	87,295
Net income (loss)	(587,102)	(80,432)	10,354	85,233
Less: Net income (loss) attributable to non-controlling interests from continuing operations	(560)	(77)	1,428	1,713
Net income (loss) attributable to Class A and Class B ordinary shareholders	¥ (586,542)	$ (80,355)	¥ 8,926	¥ 83,520
Weighted average number of ordinary shares used in computing basic income (loss) per share (in shares)	50,029,676	50,029,676	53,873,945	54,657,222
Weighted average number of ordinary shares used in computing diluted income(loss) per share (in shares)	50,029,676	50,029,676	55,334,574	57,730,672
Basic (loss) income per ADS attributable to ordinary shareholder from continuing operations | (per share)	¥ (53.46)	$ (7.32)	¥ 1.94	¥ (0.35)
Diluted (loss) income per ADS attributable to ordinary shareholder from continuing operations | (per share)	(53.46)	(7.32)	1.89	(0.35)
Basic income (loss) per ADS attributable to ordinary shareholder from discontinued operation | (per share)	(5.16)	(0.71)	(1.11)	7.99
Diluted income (loss) per ADS attributable to ordinary shareholder from discontinued operation | (per share)	¥ (5.16)	$ (0.71)	¥ (1.11)	¥ 7.56
Foreign currency translation adjustment	¥ 6,050	$ 829	¥ (1,448)	¥ 965
Comprehensive income (loss)	(581,052)	(79,603)	8,906	86,198
Less: Comprehensive income (loss) attributable to non-controlling interests	(560)	(77)	1,428	1,713
Comprehensive income (loss) attributable to Class A and Class B ordinary shareholders	¥ (580,492)	$ (79,526)	¥ 7,478	¥ 84,485